T. Rowe Price
Personal Strategy Balanced Portfolio

Semiannual Report

June 30, 1998

Dear Investor

Despite a slide in May from record highs, stocks posted strong returns for the 6- and 12-month periods ended June 30, 1998, with large-cap issues leading the way. European shares were even more robust during the most recent half year. Interest rates declined sharply from a year ago, pushing bond prices higher and generating attractive returns for fixed income investors as well.


PERFORMANCE AND STRATEGY REVIEW

Performance Comparison

Periods Ended 6/30/98                            6 Months           12 Months
--------------------------------------------------------------------------------

Personal Strategy
Balanced Portfolio                                  9.87%              18.34%

Combined Index Portfolio*                          11.96               21.62

* An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers Aggregate Bond Index), and 10% money markets (90-day Treasury bills).


The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash-with 10-percentage-point variations permitted for each asset class.

The rally in both U.S. stocks and bonds helped the fund post solid absolute returns, although it trailed its benchmark during both periods shown in the table. The fund's lagging performance was primarily due to a slight underweighting in equities compared with the benchmark and a fairly heavy exposure to value stocks, many of which were weaker than growth stocks in recent months.

On June 30, your fund had 59% of its assets in stocks versus 57% at the end of last December, 38% in bonds (down one percentage point), and the remaining 3% in cash reserves. We overweighted high-yield bonds and underweighted foreign bonds. Among the major holdings in the portfolio were Chase Manhattan, GE, Mobil, Philip Morris, and American Express. The fund's fifth-largest stock position is SPDR Trust, whose performance is directly linked to that of the S&P 500 Stock Index.


Asset Allocation

6/30/98

Stocks      Bonds        Money Markets

59%         38%          3%


On the international equities front, we maintained a high exposure to foreign stocks, which did not perform as well overall as their domestic counterparts in U.S. currency terms despite strong European markets. We continue to believe foreign stocks offer good value at this time and provide valuable diversification for the fund.


MARKET REVIEW

The funds' investment committee meets monthly to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges for each fund, based on market conditions and economic fundamentals. The committee maintained its defensive tilt by slightly underweighting the stock allocation and overweighting the bond holdings. It continued to favor international stocks over domestic. In the bond area, the committee maintained the funds' low exposure to foreign bonds and focused on both investment-grade and high-yield bonds in the domestic market because of falling interest rates and the continuing strong economy.

The domestic economy kept sailing along with strong growth and extremely low inflation, an ideal environment for both equities and bonds. The Federal Reserve has left the key fed funds rate unchanged since March 1997, and bond yields fell considerably from year-ago levels. As a result, high-grade bonds enjoyed good returns overall, but their performance was once again overshadowed by the high-yield sector, which usually does well in times of robust economic growth. International bonds of developed countries disappointed U.S. investors because of the strength of the dollar versus major foreign currencies.


Interest Rate Levels

                     30-ear                 5-Year              90-Day
                     Treasury                Treasury            Treasury
                     Bond                    Note                Bill

6/30/97              6.72                    6.31                5.1
                     6.38                    6.00                5.25
                     6.63                    6.22                5.26

9/30/97              6.35                    5.94                4.98
                     6.22                    5.78                5.18
                     6.08                    5.82                5.27

12/31/97             5.93                    5.71                5.4
                     5.89                    5.48                5.22
                     5.84                    5.60                5.16

3/31/98              5.92                    5.62                5.19
                     6.02                    5.72                5.05
                     5.83                    5.57                5.09

6/30/98              5.65                    5.50                5.06


The 30-year Treasury bond yield fell from a height of 6.72% a year ago all the way to 5.65% at the end of June. The five-year note yield also declined, but not as far, from 6.31% to 5.50% during the same period. Money market rates were stable by comparison, with the 90-day Treasury bill yield ending at 5.06%, close to where it was a year earlier, although it fluctuated between 4.98% and 5.40% along the way. (See chart.)

For the first time in years, some foreign stock markets have been outpacing the S&P 500, although overseas results were mixed. Turmoil in Asia failed to dim the luster of European bourses, but most of Asia and Latin America was sharply lower.


OUTLOOK

Economic growth remains robust with few hints of inflation on the horizon. We believe a period of stable to slightly lower rates may lie ahead as the economy remains on a positive track but cools from its heated performance of 1997 and the first quarter of 1998. As events play out in Asia and ripple across to Europe and Latin America, we will look for opportunities to add value in appropriate sectors of the fixed income market. Barring a dramatic slowdown in the economy, leading to significant credit concerns and falling prices for lower-quality bonds-something we do not expect to occur-fixed income securities should continue to provide sound investment returns in the months ahead.

In the equity area, the stock market dropped in May from its earlier highs before rallying at the end of June. Is this the beginning of a long anticipated correction, or will the market rebound as in recent years? We have believed for some time that U.S. stocks are fully valued and overdue for a pause. While many foreign stock markets have been volatile and returns have varied from region to region, we still think foreign markets provide a good opportunity to find undervalued securities. The diversified strategy offered by the Personal Strategy Balanced Portfolio should continue to offer investors attractive returns over the long term. As always, we thank you for your ongoing support.

Respectfully submitted,

Peter Van Dyke
President and Chairman of the Investment Advisory Committee

July 24, 1998


Portfolio Highlights

Portfolio Overview

                                                        Percent of
                                                        Net Assets
                                                           6/30/98
--------------------------------------------------------------------

Money Market Securities                                       2.5%
--------------------------------------------------------------------


  Money Market Securities                                     1.6

  Other Assets Less Liabilities                               0.9

Bonds                                                        38.3%
--------------------------------------------------------------------

  U.S. Government Agencies                                    9.5

  Corporate                                                  16.4

  Mortgage-Backed                                            10.5

  Foreign Government Agencies                                 1.9

Stocks                                                       59.2%
--------------------------------------------------------------------

  10 Largest Holdings                                         5.7%
  ------------------------------------------------------------------

  Philip Morris                                               0.7

  GE                                                          0.6

  Mobil                                                       0.6

  British Petroleum 0.6

  SPDR Trust                                                  0.6

  American Home Products                                      0.6

  BANC ONE                                                    0.5

  UBS                                                         0.5

  American Express                                            0.5

  Chase Manhattan                                             0.5
--------------------------------------------------------------------


Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Personal Strategy Balanced Portfolio

As of 6/30/98

                            Personal Strategy         Combined
                            Balanced                  Index
                            Portfolio                 Portfolio

12/31/94                    10,000                    10,000

6/95                        11,587                    11,573

6/96                        13,399                    13,570

6/97                        16,103                    16,733

6/98                        19,056                    20,351


Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Personal Strategy Balanced Portfolio

Periods Ended 6/30/98

                                             Since              Inception
      1 Year           3 Years           Inception                   Date
--------------------------------------------------------------------------------

      18.34%             18.04%              20.25%              12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights

T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)

                          For a share outstanding throughout each period
                         ------------------------------------------------

                             6 Months       Year              12/30/94
                                Ended      Ended               Through
                              6/30/98   12/31/97   12/31/96   12/31/95

NET ASSET VALUE

Beginning of period          $  15.13   $  13.44   $  12.43   $  10.00

Investment activities
  Net investment income          0.25       0.46       0.41       0.42
  Net realized and
  unrealized gain (loss)         1.24       1.93       1.32       2.41

  Total from
  investment activities          1.49       2.39       1.73       2.83

Distributions
  Net investment income         (0.24)     (0.46)     (0.41)     (0.40)
  Net realized gain             (0.03)     (0.24)     (0.31)      --

  Total distributions           (0.27)     (0.70)     (0.72)     (0.40)

NET ASSET VALUE
End of period                $  16.35   $  15.13   $  13.44   $  12.43
                             -----------------------------------------

Ratios/Supplemental Data

Total return(C)                  9.87%     18.04%     14.21%     28.66%

Ratio of expenses to
average net assets               0.90%!     0.90%      0.90%      0.90%

Ratio of net investment
income to average
net assets                       3.23%!     3.37%      3.33%      3.69%

Portfolio turnover rate          17.7%      32.8%      51.7%      39.3%

Net assets, end of period
(in thousands)               $ 78,271   $ 63,005   $ 33,263   $  5,625

(C) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized.

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 1998 (Unaudited)

                                            Shares/Par                 Value
                                                                In thousands
--------------------------------------------------------------------------------

Common Stocks  59.2%

FINANCIAL  11.1%

Bank and Trust  6.2%

Abbey National (GBP)                             9,500            $      169

ABN Amro (NLG)                                   3,600                    84

Air Liquide (L) (FRF)                              495                    82

Australia & New Zealand
   Banking ADR                                   1,500                    51

BANC ONE                                         7,650                   427

Banca Commerciale
  Italiana (ITL)                                18,100                   108

Banco de Bilbao

Vizcaya ADR                                      2,400                   122

Banco Frances del Rio ADR                        1,495                    34

BankBoston                                       2,600                   145

Bankgesellschaft
  Berlin (DEM)                                   3,000                    62

Barclay's (GBP)                                  4,000                   115

Chase Manhattan                                  5,160                   390

Citicorp                                         1,300                   194

Deutsche Bank (DEM)                              1,440                   122

Dresdner Bank (DEM)                              1,700                    92

First Union                                      2,600                   152

HSBC Holdings (GBP)                              6,300                   160

J. P. Morgan                                     1,400                   164

KBC Bancassurance
  Holding (BEF)                                  1,500                   134

KeyCorp                                          1,300                    46

Mediobanca (ITL)                                 8,100                   103

Mellon Bank                                      4,740                   330

Mercantile Bancorporation                          300                    15

National City                                    1,800                   128

NationsBank                                      4,800                   367

Norwest                                          4,500                   168

RHB Sakura Merchant
  Bankers (MYR)                                    350                     0

Societe Generale (FRF)                             813                   169

Svenska Handelsbank (SEK)                        2,000                    93

U.S. Bancorp                                     3,800                   163

Washington Mutual                                6,885                   299

Wells Fargo                                        300            $      111

Westpac Bank (AUD)                               4,000                    25

                                                                       4,824

Insurance  1.9%

ACE Limited                                      4,900                   191

Allstate                                           100                     9

American General                                 1,500                   107

American International

Group                                              350                    51

EXEL                                             1,800                   140

Harleysville Group                                 700                    15

Hartford Financial Services                        100                    11

Mid Ocean Limited                                1,200                    94

PartnerRe Holdings                                 700                    36

St. Paul Companies                               4,800                   202

Sumitomo Marine & Fire
  Insurance (JPY)                               14,000                    79

Travelers Property
  Casualty (Class A)                             7,000                   300

UNUM                                             1,840                   102

Willis-Corroon ADR                               9,800                   123

                                                                       1,460

Financial Services  3.0%

American Express                                 3,450                   393

Associates First
  Capital (Class A)                                900                    69

AXA (FRF)                                        1,300                   146

Capital One Financial                              900                   112

DCB Holdings (MYR)                               7,000                     3

Fairfax Financial (CAD) *                          100                    39

Fannie Mae                                       6,020                   366

Freddie Mac                                      5,880                   277

Household International                          2,400                   120

ING Groep (NLG)                                  2,050                   134

Morgan Stanley Dean
  Witter Discover                                1,200                   110

Pearson (GBP)                                    3,000                    55

SLM Holding                                      2,350                   115

Travelers Group                                  5,299                   321

Unidanmark
  (Class A) (DKK)                                1,300                   117

                                                                       2,377

Total Financial                                                        8,661


UTILITIES  3.9%

Telephone Services  2.3%

Aliant Communications                            1,500            $       41

ALLTEL                                           1,800                    84

AT&T                                             6,120                   350

BellSouth                                        2,000                   134

British Telecommunications ADR                     900                   111

Compania de Telecomunicaciones
  de Chile ADR                                   1,525                    31

Frontier                                         5,900                   186

Hong Kong Telecommunications
  ADR                                            1,100                    21

Nippon Telegraph &
  Telephone (JPY)                                   13                   108

SBC Communications                               9,420                   377

Telecom Corp. of
  New Zealand ADR                                  800                    26

Telecom Italia (ITL)                             8,330                    61

Telecom Italia Mobile (ITL)                     15,000                    92

Telefonica de Espana ADR                           800                   111

Telefonos de Mexico (Class L)
  ADR                                            1,300                    62

Telekom Malaysia (MYR)                           3,000                     5

                                                                       1,800

Electric Utilities  1.6%

Electrabel (BEF)                                   310                    88

Empresa Nacional de Electricidad
  Chile ADR                                      2,000                    29

Endesa ADR                                       2,000                    43

FirstEnergy                                      8,592                   264

GPU                                              1,900                    72

Hong Kong Electric (HKD)                        15,000                    46

PECO Energy                                      3,100                    91

Texas Utilities                                  6,340                   264

Unicom                                           6,700                   235

Veba (DEM)                                       2,310                   155

                                                                       1,287

Total Utilities                                                        3,087


CONSUMER NONDURABLES  11.4%

Cosmetics  0.6%

Gillette                                         1,000                    57

International Flavors &
  Fragrances                                     6,100            $      265

Kao (JPY)                                        8,000                   124

                                                                         446

Beverages  0.7%

Anheuser-Busch                                   6,000                   283

Diageo ADR                                       1,123                    54

LVMH (FRF)                                         245                    49

PepsiCo                                          3,360                   139

                                                                         525

Food Processing  2.3%

Bestfoods                                        2,400                   139

Cadbury Schweppes (GBP)                            900                    14

Cadbury Schweppes ADR                              500                    31

CSM (NLG)                                        1,500                    72

Danisco (DKK)                                    1,300                    88

Dean Foods                                         600                    33

Eridania Beghin-Say (FRF)                          530                   117

General Mills                                    3,330                   228

Heinz                                            1,200                    67

Hershey Foods                                      900                    62

Interstate Bakeries                                400                    13

McCormick                                        4,900                   175

Nestle (CHF)                                       125                   268

Ralston Purina                                   1,980                   231

Sara Lee                                         5,430                   304

                                                                       1,842

Hospital Supplies/Hospital Management  0.9%

Abbott Laboratories                              1,600                    65

Arterial Vascular
  Engineering *                                  1,000                    36

Boston Scientific *                                300                    21

Guidant                                            800                    57

HealthSouth *                                    5,400                   144

Medtronic                                          900                    57

Smith & Nephew (GBP)                            10,000                    25

Tenet Healthcare *                               2,000                    63

Terumo (JPY)                                     4,000                    64

United States Surgical                           3,500                   160

                                                                         692

Pharmaceuticals  3.4%

American Home Products                           8,880                   459

Astra (Class B) (SEK)                            1,333                    27

Bristol-Myers Squibb                             3,280                   377

Eli Lilly                                          900            $       59

Gehe (DEM)                                         700                    38

Glaxo Wellcome ADR                               1,400                    84

Johnson & Johnson                                2,080                   153

Merck                                            1,700                   227

Novartis (CHF)                                     106                   177

Pfizer                                           3,540                   385

Pharmacia & Upjohn                               2,317                   107

Schering-Plough                                  1,700                   156

Takeda Chemical
  Industries (JPY)                               6,000                   160

Warner-Lambert                                   4,000                   277

                                                                       2,686

Health Care Services  0.3%

Altana AG (DEM)                                    600                    46

United HealthCare                                3,000                   190

                                                                         236

Biotechnology  0.1%

Biogen *                                         1,900                    93

                                                                          93

Miscellaneous Consumer Products  3.1%

Benetton Group Spa (ITL)                        28,800                    60

Bridgestone (JPY)                                3,000                    71

Colgate-Palmolive                                4,340                   382

Dan River *                                      1,200                    20

Hasbro                                           3,500                   138

Kuraray (JPY)                                    6,000                    51

Lion Nathan (NZD)                               26,300                    58

Mattel                                           1,800                    76

Newell                                           2,000                   100

Philip Morris                                   13,580                   535

Procter & Gamble                                 1,000                    91

Service Corp. International                      2,800                   120

Stanley Works                                      600                    25

Tomkins (GBP)                                    4,000                    22

Tomkins ADR                                      3,200                    73

Unifi                                            3,400                   116

Unilever N.V. ADR                                2,800                   221

UST                                              7,430                   201

WestPoint Stevens *                                400                    13

Yue Yuen Industrial (HKD)                       25,000                    45

                                                                       2,418

Total Consumer Nondurables                                             8,938


CONSUMER SERVICES  6.6%

General Merchandisers  1.6%

Dayton Hudson                                    3,700            $      179

Fred Meyer *                                     3,500                   149

JUSCO (JPY)                                      4,000                    74

Marui (JPY)                                      4,000                    60

Neiman-Marcus *                                  1,700                    74

Pinault Printemps (FRF)                            200                   167

Proffitt's *                                       200                     8

Tesco (GBP)                                     10,053                    99

Wal-Mart                                         5,100                   310

Warnaco Group (Class A)                          3,700                   157

                                                                       1,277

Specialty Merchandisers  2.1%

American Stores                                 10,500                   254

Christian Dior (FRF)                               400                    50

CVS                                              4,828                   188

Federated Department Stores *                    1,100                    59

General Nutrition *                              2,500                    78

Home Depot                                       1,750                   146

Kohl's *                                         1,600                    83

Omron (JPY)                                      4,000                    61

Rite Aid                                         2,700                   102

Safeway *                                        5,800                   236

Toys "R" Us *                                    4,200                    99

Tupperware                                      10,600                   298

                                                                       1,654

Entertainment and Leisure  1.3%

Carnival (Class A)                               4,400                   174

Disney                                           1,470                   154

Hilton                                           2,900                    83

Hutchison Whampoa (HKD)                         24,000                   127

McDonald's                                       1,270                    88

Mediaone Group *                                 1,900                    83

Reader's Digest (Class A)                        8,100                   220

Reader's Digest (Class B)                        1,920                    52

Sharp (JPY)                                      2,000                    16

                                                                         997

Media and Communications 1.6%

Asatsu (JPY)                                     3,000                    61

CBS                                              3,300                   105

Elsevier (NLG)                                   4,000                    60

France Telecom ADR *                             2,900                   202

R.R. Donnelly                                    4,800            $      220

Time Warner                                      2,100                   179

Tribune                                          2,900                   200

Valassis Communications *                        1,200                    46

Vodafone ADR                                     1,140                   144

                                                                       1,217

Total Consumer Services                                                5,145


CONSUMER CYCLICALS  2.4%

Automobiles and Related  0.3%

Cycle & Carriage (SGD)                           4,000                    10

Federal-Mogul                                    1,100                    74

Honda ADR                                        1,500                   107

SPX *                                              700                    45

                                                                         236

Building and Real Estate  1.3%

Cheung Kong Holdings (HKD)                      12,000                    59

City Developments (SGD)                          5,000                    14

Crescent Real Estate
  Equities, REIT                                 2,700                    91

DBS Land (SGD)                                   5,000                     4

Federal Realty Investment
  Trust, REIT                                    9,300                   224

Reckson Service Industries *                     3,000                    10

Simon DeBartolo
  Group, REIT                                    8,696                   283

Starwood Hotels &
  Resorts, REIT                                  7,100                   343

                                                                       1,028

Miscellaneous Consumer Durables  0.8%

Corning                                          8,200                   285

Masco                                            2,400                   145

OCE (NLG)                                        1,200                    51

Ricoh (JPY)                                      4,000                    42

Sony (JPY)                                       1,000                    87

                                                                         610

Total Consumer Cyclicals                                               1,874


TECHNOLOGY  3.6%

Electronic Components  0.4%

EMC *                                            2,000                    90

Intel                                            1,600                   119

Linear Technology                                1,200                    72

Maxim Integrated Products *                      2,500            $       79

                                                                         360

Electronic Systems  1.0%

Hewlett-Packard                                  1,900                   114

Honeywell                                          900                    75

Nokia ADR                                        2,700                   196

UBS (CHF)                                        1,070                   398

                                                                         783

Information Processing  0.3%

COMPAQ Computer                                  1,700                    48

Dell Computer *                                    800                    74

Hitachi ADR                                        800                    52

IBM                                                500                    58

                                                                         232

Office Automation  0.1%

Ceridian *                                         600                    35

Xerox                                              200                    21

                                                                          56

Specialized Computer  0.0%

Sun Microsystems *                                 700                    30

                                                                          30

Telecommunications Equipment  1.3%

AirTouch Communications *                        1,700                    99

Cisco Systems *                                  1,900                   175

LM Ericsson (Class B) ADR                        2,400                    69

Lucent Technologies                                200                    17

MCI                                              2,900                   168

Telebras ADR                                     1,000                   109

Tellabs *                                        1,900                   136

WorldCom *                                       4,400                   213

                                                                         986

Aerospace and Defense  0.5%

AlliedSignal                                     6,400                   284

Boeing                                             100                     5

Raytheon (Class B)                               2,100                   124

                                                                         413

Total Technology                                                       2,860


CAPITAL EQUIPMENT  2.2%

Electrical Equipment  1.3%

ABB (CHF)                                           50                    74

Canon (JPY)                                      3,000                    69

GE                                               5,560                   506

Matsushita Electric Works (JPY)                  3,000            $       24

Mitsubishi Electric (JPY)                        7,000                    16

Siemens (DEM)                                    1,100                    67

Tyco International                               4,614                   291

                                                                       1,047

Machinery  0.9%

Cooper Industries                                  400                    22

Danaher                                          6,900                   253

GKN (GBP)                                        7,000                    89

Man (DEM)                                          310                   121

S I G Schweis (CHF) *                               80                    65

Teleflex                                         2,600                    99

Valmet (FIM)                                     2,000                    35

                                                                         684

Total Capital Equipment                                                1,731


BUSINESS SERVICES AND TRANSPORTATION  5.1%

Computer Service and Software  2.1%

Adobe Systems                                    1,200                    51

America Online                                     600                    64

Automatic Data Processing                        2,140                   156

BMC Software *                                   4,000                   208

Cadence Design Systems *                         1,500                    47

First Data                                       4,334                   144

Galileo International                            2,300                   104

Microsoft *                                      2,520                   273

Network Associates *                             2,600                   124

Oracle *                                         3,500                    86

Parametric Technology *                          5,100                   138

Sterling Commerce *                              2,400                   116

SunGard Data Systems *                           2,800                   108

                                                                       1,619

Distribution Services  0.2%

U.S. Foodservice *                               3,542                   124

                                                                         124

Environmental  0.3%

USA Waste Services *                             4,100                   202

                                                                         202

Transportation Services  0.0%

Mitsubishi Heavy
  Industries (JPY)                               6,000                    23

                                                                          23

Miscellaneous Business Services  1.5%

British Airport Authorities (GBP)                5,200            $       56

Browning-Ferris                                  8,500                   295

Cendant *                                        3,800                    79

Electro Rent *                                   1,100                    25

Equifax                                          1,200                    44

H&R Block                                        8,400                   354

Omnicom                                          2,800                   140

Sime Darby (MYR)                                 6,000                     4

Waste Management                                 6,100                   213

                                                                       1,210

Airlines  0.5%

Delta                                            2,800                   362

KLM Royal Dutch Air ADR                            900                    37

                                                                         399

Railroads  0.5%

Burlington Northern Santa Fe                       900                    89

Norfolk Southern                                 9,900                   295

                                                                         384

Total Business Services and Transportation                             3,961


ENERGY  4.3%

Energy Services  0.7%

Camco International                                900                    70

Cooper Cameron *                                 1,300                    66

Elf Aquitaine ADR                                1,100                    78

Halliburton                                      2,500                   112

Johnson Electric Holdings (HKD)                 25,200                    93

TOTAL ADR                                        1,700                   111

                                                                         530

Exploration and Production  0.0%

Santos (AUD)                                     9,000                    28

                                                                          28

Integrated Petroleum - Domestic  1.5%

Atlantic Richfield                               3,060                   239

British Petroleum ADR                            5,440                   480

Occidental Petroleum                             6,200                   167

Unocal                                           2,030                    73

USX-Marathon                                     4,860                   167

                                                                       1,126

Integrated Petroleum - International  2.1%

Amoco                                            8,400            $      350

Chevron                                            400                    33

ENI S.P.A. ADR                                   1,100                    71

Exxon                                            2,520                   180

Mobil                                            6,360                   487

Repsol ADR                                       1,400                    77

Royal Dutch Petroleum ADR                        1,800                    99

Shell Transport & Trading ADR                    2,500                   106

Texaco                                           4,240                   253

                                                                       1,656

Total Energy                                                           3,340


PROCESS INDUSTRIES  4.0%

Diversified Chemicals  1.1%

Dow Chemical                                     3,200                   309

DuPont                                           4,300                   321

Hercules                                         5,200                   214

                                                                         844

Specialty Chemicals  1.8%

3M                                               1,570                   129

A. Schulman                                      4,000                    78

Akzo Nobel (NLG)                                   400                    89

BASF AG (DEM)                                    3,050                   145

Bayer (DEM)                                      2,930                   152

Great Lakes Chemical                             8,550                   337

Pall                                            12,500                   256

Sumitomo Chemicals (JPY)                         7,000                    22

Technip (FRF)                                    1,210                   148

                                                                       1,356

Paper and Paper Products  0.7%

Dai Nippon Printing (JPY)                        3,000                    48

Fort James                                       4,300                   191

Kimberly-Clark                                   7,100                   326

                                                                         565

Forest Products  0.2%

Georgia-Pacific                                  1,900                   112

International Paper                              1,200                    51

                                                                         163

Building and Construction  0.2%

Blue Circle Industries (GBP)                    12,143                    69

Holderbank Financiere Glarus (CHF)                  80                   102

                                                                         171

Total Process Industries                                               3,099


BASIC MATERIALS  0.6%

Metals  0.5%

Anglo American Platinum (ZAR)                    5,000            $       55

Inco                                             7,000                    95

Reynolds Metals                                  3,900                   218

                                                                         368

Mining  0.1%

Lonrho (GBP)                                     4,500                    21

Lonrho Africa (GBP)                              3,000                     4

Newmont Mining                                   2,000                    47

Rio Tinto (AUD)                                  4,200                    50

                                                                         122

Miscellaneous Materials  0.0%

Crown Cork & Seal                                  300                    14

Malayan Cement (MYR)                            12,500                     4

                                                                          18

Total Basic Materials                                                    508


MISCELLANEOUS COMMON STOCKS  3.6%

Conglomerates  0.1%

Orkla (NOK)                                      3,600                    84

                                                                          84

Other Miscellaneous Common Stocks  3.5%

SPDR Trust                                       4,100                   465

Other Miscellaneous Common Stocks                                      2,292

                                                                       2,757

Total Miscellaneous Common Stocks                                      2,841


FOREIGN EQUITY  0.4%

Europe  0.2%

AXA Colonia Konzern (DEM)                          500                    62

Svenska Cellulosa (SEK)                          4,000                   104

                                                                         166

Other Foreign  0.2%

Bobst (CHF)                                         66                   121

                                                                         121

Total Foreign Equity                                                     287

Total Common Stocks (Cost $36,545)                                    46,332


CORPORATE BONDS  16.4%

AEI Holding, Sr. Notes, (144a)
  10.00%, 11/15/07                        $    100,000            $      100

Agricultural Minerals, Sr. Notes
  10.75%, 9/30/03                               50,000                    53

Agrium, 7.00%, 2/1/04                          100,000                   104

Allied Waste, Sr. Sub. Notes
  10.25%, 12/1/06                              100,000                   110

AMC Entertainment, Sr. Sub. Notes
  9.50%, 3/15/09                                75,000                    76

American Radio Systems Sr. Sub. Notes
  9.00%, 2/1/06                                100,000                   107

American Safety Razor, Sr. Notes
  9.875%, 8/1/05                                25,000                    27

American Standard
  9.25%, 12/1/16                                64,000                    66

Amerigas Partners L.P., Sr. Notes
  10.125%, 4/15/07                              50,000                    53

APCOA, Sr. Sub. Notes, (144a)
  9.25%, 3/15/08                               100,000                    99

Archibald Candy, Sr. Secured Notes
  10.25%, 7/1/04                               100,000                   106

Associated Materials
  9.25%, 3/1/08                                100,000                   102

Aurora Foods, Sr. Sub. Notes
  9.875%, 2/15/07                              100,000                   106

B&G Foods, Sr. Sub. Notes
  9.625%, 8/1/07                               100,000                   101

Ballys Health & Tennis, Sr. Sub. Notes
  9.875%, 10/15/07                              75,000                    77

Boeing, 6.35%, 6/15/03                          30,000                    30

Boise Cascade, Deb.
  7.35%, 2/1/16                                210,000                   214

BWAY, Sr. Sub. Notes
  10.25%, 4/15/07                              100,000                   109

Celestica International
  Gtd. Sr. Sub. Notes
  10.50%, 12/31/06                              50,000                    55

Chattem, Sr. Sub. Notes
  12.75%, 6/15/04                              100,000                   112

Citicorp, Sub. Notes
  7.75%, 6/15/06                                50,000                    54

Coach USA, Gtd. Sr. Sub. Notes
  9.375%, 7/1/07                               100,000                   104

Coca-Cola Bottling Group
  Sr. Sub. Notes
  9.00%, 11/15/03                         $     50,000            $       53

Coinmach, Sr. Sub. Notes
  11.75%, 11/15/05                              50,000                    56

Columbus McKinnon
  Sr. Sub. Notes, (144a)
  8.50%, 4/1/08                                 75,000                    74

Commonwealth Edison, Deb.
  6.40%, 10/15/05                               75,000                    75

Communications & Power Industries
  Sr. Sub. Notes
  12.00%, 8/1/05                               100,000                   112

Container Corporation of America
  Sr. Notes
  9.75%, 4/1/03                                 50,000                    54
  Gtd.
  10.75%, 5/1/02                                25,000                    27

Continental Airlines
  6.94%, 10/15/13                              192,219                   200

Dan River, Sr. Sub. Notes
  10.125%, 12/15/03                            100,000                   106

Dayton Power & Light
  1st Mtg. Notes
  8.15%, 1/15/26                               400,000                   441

Delta Air Lines, MTN
  8.625%, 6/15/04                               60,000                    66

Delta Mills, Sr. Notes
  9.625%, 9/1/07                               100,000                    98

Doane Products, Sr. Notes
  10.625%, 3/1/06                              100,000                   109

Dyersburg, Sr. Sub. Notes
  9.75%, 9/1/07                                 50,000                    49

Dyncorp, Sr. Sub. Notes
  9.50%, 3/1/07                                 75,000                    77

Energy Corporation of America
  Sr. Sub. Notes
  9.50%, 5/15/07                               100,000                    98

Enhance Financial Services, Deb.
  6.75%, 3/1/03                                200,000                   204

EOP Operating, Sr. Notes, (144a)
  6.75%, 2/15/08                               250,000                   250

Fairchild Semiconductor
  Sr. Sub. Notes
  10.125%, 3/15/07                             100,000                   103

Fairfax Financial Holdings
  8.25%, 10/1/15                          $    250,000            $      283

Federal Mogul
  7.75%, 7/1/06                                100,000                   100

Ferrellgas, Sr. Notes
  10.00%, 8/1/01                                50,000                    53

Finlay Fine Jewelry, Sr. Notes
  8.375%, 5/1/08                               100,000                   100

First Federal Financial
  11.75%, 10/1/04                               50,000                    56

First USA Bank, Sr. Notes
  5.85%, 2/22/01                               200,000                   199

Flag Limited, Sr. Notes, (144a)
  8.25%, 1/30/08                               100,000                   101

Frontiervision, Sr. Sub. Notes
  11.00%, 10/15/06                              50,000                    56

Fundy Cable, Sr. Secured
  2nd Priority Notes
  11.00%, 11/15/05                             100,000                   111

Furon, Sr. Sub. Notes, (144a)
  8.125%, 3/1/08                               100,000                   100

Genesis Health Ventures
  Sr. Sub. Notes
  9.25%, 10/1/06                               100,000                   101

GMAC, 7.125%, 6/1/99                            25,000                    25

Grand Casino, 1st Mtg. Notes
  10.125%, 12/1/03                             100,000                   109
Grand Metropolitan, Gtd.
  9.00%, 8/15/11                               200,000                   246

Harcourt General, Deb.
  7.20%, 8/1/27                                500,000                   499

Hawk, Sr. Notes
  10.25%, 12/1/03                              100,000                   108

Herff Jones, Sr. Sub. Notes
  11.00%, 8/15/05                              100,000                   109

HMC Acquisition Properties
  Sr. Notes
  9.00%, 12/15/07                               25,000                    27

Holmes Products, Gtd. Notes
  9.875%, 11/15/07                             100,000                   103

Host Marriott Travel, Sr. Notes
  9.50%, 5/15/05                                50,000                    53

Intermedia Communications
  Sr. Notes
  8.50%, 1/15/08                               100,000                   100

International Wire, Sr. Sub. Notes
  11.75%, 6/1/05                          $     75,000            $       82

Intertek Finance, Sr. Sub. Notes
  10.25%, 11/1/06                               50,000                    52

Iron Mountain, Sr. Sub. Notes
  8.75%, 9/30/09                               100,000                   102

IXC Communications
  Sr. Sub. Notes, (144a)
  9.00%, 4/15/08                               100,000                   100

Keebler, Sr. Sub. Notes
  10.75%, 7/1/06                                50,000                    57

Lenfest Communications, Sr. Notes
  8.375%, 11/1/05                               20,000                    21

Lucent Technologies
  7.25%, 7/15/06                               200,000                   215

Mastec, Sr. Sub. Notes, (144a)
  7.75%, 2/1/08                                100,000                    95

Maxxam Group Holdings, Sr. Notes
  11.25%, 8/1/03                                50,000                    53

May Department Stores
  Gtd. Deb. Notes
  8.30%, 7/15/26                               500,000                   547

Mediacom Capital
  Sr. Notes, (144a)
  8.50%, 4/15/08                                75,000                    75

Nextel Communications
  Sr. Disc. Notes, STEP
  0%, 10/31/07                                 150,000                    98

Niagara Mohawk
  0%, 7/1/10                                   100,000                    69

Northland Cable Television
  Sr. Sub. Notes
  10.25%, 11/15/07                             100,000                   107

Northrop Grumman
  7.00%, 3/1/06                                200,000                   207

Ocwen Financial, Sr. Notes
  11.875%, 10/1/03                              50,000                    56

Owens & Minor, Sr. Sub. Notes
  10.875%, 6/1/06                               25,000                    27

Pennsylvania Power and Light
  1st Mtg. Notes
  6.50%, 4/1/05                                 50,000                    51

Plastic Containers, Sr. Secured Notes
  10.00%, 12/15/06                              75,000                    81

Pride Petroleum Services, Sr. Notes
  9.375%, 5/1/07                          $     75,000            $       80

Public Service Electric & Gas
  1st Ref. Mtg. Notes
  7.00%, 9/1/24                                200,000                   202

  Mtg. Bonds
  8.875%, 6/1/03                               100,000                   112

Purina Mills
  Sr. Sub. Notes, (144a)
  9.00%, 3/15/10                               150,000                   154

Quest Diagnostics
  Gtd. Sr. Sub. Notes
  10.75%, 12/15/06                             100,000                   112

Qwest Communications
  Sr. Disc. Notes, STEP
  0%, 10/15/07                                 100,000                    75

Revlon Consumer Products
  Sr. Sub. Notes
  8.625%, 2/1/08                               100,000                   100

Rio Hotel & Casino
  Gtd. Sr. Sub. Notes
  9.50%, 4/15/07                                75,000                    80

Rural/Metro, Sr. Notes, (144a)
  7.875%, 3/15/08                               50,000                    48

Safelite Glass
  Sr. Sub. Notes, (144a)
  9.875%, 12/15/06                              50,000                    53

Scotland International Finance
  Sub. Notes, (144a)
  6.50%, 2/15/11                               100,000                   101

Six Flags Entertainment
  Sr. Notes
  8.875%, 4/1/06                                75,000                    76

Six Flags Theme Parks
  Sr. Sub. Disc. Notes, STEP
  12.25%, 6/15/05                              125,000                   142

Smithfield Foods
  Sr. Sub. Notes, (144a)
  7.625%, 2/15/08                               50,000                    50

Specialty Retailers, Sr. Notes
  8.50%, 7/15/05                                75,000                    77

Sprint Spectrum, Sr. Notes
  11.00%, 8/15/06                              100,000                   116

Synthetic Industries
  Sr. Sub. Notes
  9.25%, 2/15/07                          $     50,000            $       52

Tenet Healthcare, Sr. Sub. Notes
  8.625%, 1/15/07                               50,000                    51

Texas Utilities, 1st Mtg. Bonds
  7.375%, 10/1/25                              400,000                   412
  7.875%, 4/1/24                               100,000                   107

Time Warner Entertainment, Deb.
  8.375%, 3/15/23                               75,000                    88

US Can, Sr. Gtd. Notes
  10.125%, 10/15/06                             50,000                    53

USF&G Capital II, Gtd. Notes
  8.47%, 1/10/27                               900,000                 1,023

Wal-Mart, Deb.
  7.25%, 6/1/13                                150,000                   164

Westpoint Stevens
  7.875%, 6/15/08                              100,000                   100

Windy Hill Pet Food, Sr. Sub. Notes
  9.75%, 5/15/07                               100,000                   104

Worldcom, 7.75%, 4/1/07                        100,000                   108

Total Corporate Bonds (Cost $12,323)                                  12,791


FOREIGN GOVERNMENT OBLIGATIONS/AGENCIES  1.9%

European Investment Bank
  3.00%, 9/20/06              JPY           40,000,000                   322

  4.625%, 2/26/03             JPY           20,000,000                   168

Federal Republic of Germany
  6.00%, 7/4/07               DEM              330,000                   199

  6.50%, 7/15/03              DEM               50,000                    30

  8.375%, 5/21/01             DEM              145,000                    90

Government of Canada
  8.50%, 4/1/02               CAD              147,000                   111

Government of France
  5.50%, 4/25/07              FRF            1,140,000                   198

  8.50%, 11/25/02             FRF              492,000                    95

Government of Japan
  4.50%, 6/20/03 +            JPY            4,000,000                    33

Republic of Italy
  8.50%, 8/1/04               ITL           40,000,000                    27

United Kingdom Treasury Notes
  7.50%, 12/7/06              GBP               64,000            $      118

  8.00%, 6/10/03              GBP               31,000                    55

  8.50%, 12/7/05              GBP               10,000                    19

Total Foreign Government
Obligations/Agencies (Cost $1,527)                                     1,465


U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  10.5%

Federal Home Loan Mortgage Corp.
  5.75%, 4/15/08                          $  1,000,000                   995

Federal National Mortgage Assn.
  6.50%, 1/1/26                                254,855                   254

Government National Mortgage Assn.
  I
  6.00%
  12/15/23 - 4/15/26                         2,113,471                 2,073

  6.50%
  4/15/24 - 4/15/26                          1,808,232                 1,805

  7.00%
  5/15/23 - 9/20/27                          1,102,783                 1,120

  7.50%
  5/15/24 - 11/15/25                           450,393                   463

  8.00%
  10/15/25 - 6/15/26                           478,379                   496

  8.50%
  12/15/24                                      29,670                    31

  11.50%
  1/15/19                                       23,556                    27

  II
  7.00%, 12/15/27                              966,920                   976

Total U.S. Government Mortgage-
Backed Securities (Cost $7,983)                                        8,240


U.S. GOVERNMENT OBLIGATIONS/AGENCIES  9.5%

Tennessee Valley Authority
  5.88%, 4/1/36                           $    600,000            $      624

  6.235%, 7/15/45                            1,000,000                 1,036

  8.25%, 4/15/42                               160,000                   194

U.S. Treasury Bonds
  6.75%, 8/15/26                             4,900,000                 5,610

Total U.S. Government Obligations/
Agencies (Cost $6,955)                                                 7,464


SHORT-TERM INVESTMENTS  1.6%

Money Market Funds  1.6%

Reserve Investment Fund
  5.69% #                                    1,264,136                 1,264

Total Short-Term Investments
(Cost $1,264)                                                          1,264

Total Investments in Securities

99.1% of Net Assets (Cost $66,597)                                $   77,556

Other Assets Less Liabilities                                            715

NET ASSETS                                                        $   78,271
                                                                  ----------

Net Assets Consist of:

Accumulated net investment income -
net of distributions                                              $       47

Accumulated net realized gain/loss -
net of distributions                                                   1,881

Net unrealized gain (loss)                                            10,956

Paid-in-capital applicable to 4,786,190
shares of $0.0001 value capital stock par
outstanding;1,000,000,000 shares
of the corporation authorized                                         65,387

NET ASSETS                                                        $   78,271
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    16.35
                                                                  ----------

   #   Seven-day yield
   *   Non-income producing
   + Securities contain some restrictions as to public resale-total of such securities at period-end amounts to 0.04% of net assets.
 ADR   American Depository Receipt
 MTN   Medium term note
REIT   Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers-total of such securities at period-end amounts to 1.79% of net assets.
 AUD   Australian dollar
 BEF   Belgian franc
 CAD   Canadian dollar
 CHF   Swiss franc
 DEM   German deutschemark
 DKK   Danish krone
 FIM   Finnish mark
 FRF   French franc
 GBP   British sterling
 HKD   Hong Kong dollar
 ITL   Italian lira
 JPY   Japanese yen
 MYR   Malaysian ringgit
 NLG   Dutch guilder
 NOK   Norwegian krone
 NZD   New Zealand dollar
 SEK   Swedish krona
 SGD   Singapore dollar
 ZAR   South African rand
   L   Local registered shares

The accompanying notes are an integral part of these financial statements.


Statement of Operations

T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)
In thousands

                                                                    6 Months
                                                                       Ended
                                                                     6/30/98

Investment Income

Income
  Interest                                                         $   1,054
  Dividend                                                               399

  Total income                                                         1,453

Expenses

  Investment management and administrative                               317

Net investment income                                                  1,136

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           1,866
  Foreign currency transactions                                           (5)

  Net realized gain (loss)                                             1,861

Change in net unrealized gain or loss
  Securities                                                           3,510
  Other assets and liabilities
  denominated in foreign currencies                                       (1)

  Change in net unrealized gain or loss                                3,509

Net realized and unrealized gain (loss)                                5,370

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   6,506
                                                                   ---------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
(Unaudited)

In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/98             12/31/97

Increase (Decrease) in Net Assets

Operations
  Net investment income                       $      1,136         $      1,630
  Net realized gain (loss)                           1,861                1,039
  Change in net unrealized
  gain or loss                                       3,509                5,343

  Increase (decrease) in
  net assets from operations                         6,506                8,012

Distributions to shareholders
  Net investment income                             (1,100)              (1,619)
  Net realized gain                                   (131)                (951)

  Decrease in net assets
  from distributions                                (1,231)              (2,570)

Capital share transactions*
  Shares sold                                       13,266               28,650
  Distributions reinvested                           1,231                2,570
  Shares redeemed                                   (4,506)              (6,920)

  Increase (decrease) in net
  assets from capital
  share transactions                                 9,991               24,300

Net Assets

Increase (decrease) during period                   15,266               29,742
Beginning of period                                 63,005               33,263

End of period                                 $     78,271         $     63,005
                                              ---------------------------------

*Share information
  Shares sold                                          830                1,996
  Distributions reinvested                              76                  174
  Shares redeemed                                     (283)                (482)

  Increase (decrease) in
  shares outstanding                                   623                1,688

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements

T. Rowe Price Personal Strategy Balanced Portfolio
June 30, 1998 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $18,812,000 and $10,624,000, respectively, for the six months ended June 30, 1998. Purchases and sales of U.S. government securities aggregated $3,762,000 and $1,327,000, respectively, for the six months ended June 30, 1998.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $66,597,000, and net unrealized gain aggregated $10,959,000, of which $12,205,000 related to appreciated investments and $1,246,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $41,000 was payable at June 30, 1998. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $79,000 and are reflected as interest income in the accompanying Statement of Operations.

During the six months ended June 30, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $2,000 with certain affiliates of the manager and paid $20 commissions related thereto.


Invest With Confidence(registered trademark)
T. Rowe Price

100 East Pratt Street
Baltimore, Maryland 21202


This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price Investment Services, Inc., Distributor

TRP655 (6/98)                                                 K15-058  6/30/98